Condensed consolidated statement of changes in equity - GBP (£) £ in Millions		Total owners' equity	Share capital and share premium	Paid-in equity	Other statutory reserves [1]	Retained earnings	Fair value	Cash flow hedging		Foreign exchange	Merger	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2022		£ 36,488	£ 11,700	£ 3,890	£ 1,393	£ 10,019	£ (102)	£ (2,771)	[2]	£ 1,478	£ 10,881	£ 8	£ 36,496
Profit/(loss) attributable to ordinary shareholders and other equity owners
Profit from continuing operations		2,528				2,528							2,528
Profit (loss) from discontinued operations		(108)				(108)							(108)
Other comprehensive income
Realised gains in period on FVOCI equity shares						7	(7)
Remeasurement of retirement benefit schemes		(64)				(64)							(64)
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(4)				(4)							(4)
Unrealised gains		60					60						60
Amounts recognised in equity	[2]	(948)						(948)					(948)
Retranslation of net assets		(308)								(308)			(308)
Gains/(losses) on hedges of net assets		162								162			162
Amount transferred from equity to earnings	[3]	(85)					23	214	[2]	(322)			(85)
Tax		133				12	(16)	161	[2]	(24)			133
Total comprehensive income/(loss)		1,366				2,371	60	(573)	[2]	(492)			1,366
Transactions with owners
Ordinary share dividends paid		(965)				(965)							(965)
Paid in equity dividends		(121)				(121)							(121)
Shares repurchased during the period	[4],[5]	(1,713)	(687)		687	(1,713)							(1,713)
Share based remuneration and shares vested under employee share schemes		62			77	(15)							62
Own shares acquired		(359)			(359)								(359)
Acquisition of subsidiary												32	32
Equity at end of period at Jun. 30, 2023		34,758	11,013	3,890	1,798	9,576	(42)	(3,344)	[2]	986	10,881	40	34,798
Equity at beginning of period at Dec. 31, 2023		37,157	10,844	3,890	2,004	10,645	(49)	(1,899)		841	10,881	31	37,188
Profit/(loss) attributable to ordinary shareholders and other equity owners
Profit from continuing operations		2,217				2,217						11	2,228
Profit (loss) from discontinued operations		11				11							11
Other comprehensive income
Realised gains in period on FVOCI equity shares						2	(2)
Remeasurement of retirement benefit schemes		(60)				(60)							(60)
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(26)				(26)							(26)
Unrealised gains		1					1						1
Amounts recognised in equity	[2]	(559)						(559)					(559)
Retranslation of net assets		(118)								(118)			(118)
Gains/(losses) on hedges of net assets		79								79			79
Amount transferred from equity to earnings		684					7	680		(3)			684
Tax		(13)				32		(34)		(11)			(13)
Total comprehensive income/(loss)		2,216				2,176	6	87		(53)		11	2,227
Transactions with owners
Ordinary share dividends paid		(1,008)				(1,008)							(1,008)
Paid in equity dividends		(129)				(129)							(129)
Securities issued		800		800									800
Shares repurchased during the period	[4],[5]	(1,118)	(411)		411	(1,118)							(1,118)
Share based remuneration and shares vested under employee share schemes		143			128	15							143
Own shares acquired		(540)			(540)								(540)
Equity at end of period at Jun. 30, 2024		£ 37,521	£ 10,433	£ 4,690	£ 2,003	£ 10,581	£ (43)	£ (1,812)		£ 788	£ 10,881	£ 42	£ 37,563

[1]	Other statutory reserves consist of Capital redemption reserves of £2,918 million (2023 - £2,338 million) and Own shares held reserves of £915 million (2023 - £540 million).
[2]	The change in the cash flow hedging reserve is driven from realised accrued interest transferred into the income statement. This is offset by a loss due to an increase in swap rates compared to 31 December 2023. The portfolio of hedging instruments is predominantly receive fixed swaps. The unrealised losses on cash flow hedge reserves are mainly driven by deferral of losses on GBP net received fixed swaps as interest rates have increased.
[3]	Includes £305 million FX recycled to profit or loss upon completion of a capital repayment by UBIDAC in 2023.
[4]	As part of the On Market Share Buyback Programmes NatWest Group plc repurchased and cancelled 161.9 million (June 2023– 301.4 million) shares, of which 2.2 million were settled in July 2024. The total consideration of these shares excluding fees was £410.8 million (June 2023 – £804.2 million), of which £6.8 million were settled in July 2024. Included in the retained earnings reserve movement is 2.3 million shares which were repurchased and cancelled in December 2023, settled in January 2024 for a total consideration of £4.9 million. The nominal value of the share cancellations has been transferred to the capital redemption reserve.
[5]	In June 2024, there was an agreement to buy 392.4 million (May 2023 - 469.2 million) ordinary shares of the Company from His Majesty’s Treasury (HM Treasury) at 316.2 pence per share (May 2023 - 268.4 pence per share) for total consideration of £1.2 billion (2023 - £1.3 billion). NatWest Group cancelled 222.4 million (336.2 million) of the purchased ordinary shares, amounting to £706.9 million (2023 - £906.9 million) excluding fees and held the remaining 170.0 million (2023 - 133 million) shares as Own Shares Held, amounting to £540.2 million (2023 - £358.8 million) excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.